LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
NOTE 5 - LEASES

On January 1, 2019, the Company adopted ASU 2016-02, using the modified retrospective approach for all lease arrangements at the beginning period of adoption.

On January 26, 2021, the Company entered into a new lease agreement, as amended (the “Amended Lease Agreement”), according to which, effective as of April 1, 2021, the Company leases a total of approximately 1,550 square meters at its facility located in Isfiya, Israel. The Amended Lease Agreement expires on December 31, 2023, and the Company has an option to extend the lease period for an additional three years. The Company has the right to terminate the Amended Lease Agreement at any time, upon at least 60 days prior written notice. Monthly rental expenses under the lease agreement are $16.1. Prior to entering into the Amended Lease Agreement, the Company leased approximately 900 square meters at the same facility under a lease agreement, originally scheduled to expire on May 31, 2022.

According to ASC 842, the Amended Lease Agreement was accounted for as a lease modification and, therefore, the lease liability was remeasured as of the modification date with an adjustment recorded to the underlying right of use asset.

In addition, the Company leases vehicles under various operating lease agreements.

On December 31, 2021, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $1,116 and $1,145, respectively.

Supplemental cash flow information related to operating leases was as follows:

Year
Ended
December 31, 2021
Cash payments for operating leases	$327

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of 4.3 years and a weighted average borrowing rate of 3.8%. Upon adoption of ASC 842, discount rates for existing operating leases were established as of January 1, 2019. Future lease payments under operating leases as of December 31, 2021 were as follows:

Operating
Leases

2022	$348
2023	289
2024 and after	581
Total future lease payments	1,218
Less imputed interest	(73)
Total lease liability balance	$1,145